Other Current Assets	12 Months Ended
Dec. 31, 2017
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 3 – OTHER CURRENT ASSETS
	As of December 31,
	2017	2016
Governmental institutions	$8,192	$5,764
Deposits	7,700	6,943
Others	3,862	8,167
	$19,754	$20,874